Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Disclosure of compensation of key management personnel	The following table shows the total fees and benefits of non-executive Directors for 2024, together with comparative figures for 2023.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2024	2023	2024	2023	2024	2023
Geraldine Buckingham[3]	270	244	3	5	273	249
Rachel Duan	255	244	3	—	258	244
Dame Carolyn Fairbairn	292	279	5	—	297	279
James Forese[4]	801	759	4	1	805	760
Ann Godbehere[5]	389	68	—	—	389	68
Steven Guggenheimer[6]	259	264	4	1	263	265
José Antonio Meade Kuribreña	253	244	7	4	260	248
Kalpana Morparia[7]	248	170	1	—	249	170
Eileen Murray[8]	331	290	—	3	331	293
Brendan Nelson[9]	329	81	38	12	367	93
David Nish[10]	159	479	30	19	189	498
Swee Lian Teo[11]	256	51	—	—	256	51
Sir Mark Tucker	1,500	1,500	145	51	1,645	1,551
Total (£000)	5,343	4,673	240	96	5,583	4,769
Total ($000)	6,828	5,972	307	123	7,135	6,095
1Fees are in line with the Directors’ remuneration policy. There was a 5% increase in fees for Director fees, Group Risk Committee Member, Group Audit
Committee Chair and Member, Remuneration Committee Chair and Member, Nomination & Corporate Governance Committee Member and Group Technology
Committee Chair and Member).
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC Holdings’
registered offices. Amounts disclosed have been grossed up using a tax rate of 45%, where relevant.
3Stepped down as a member of the Group Risk Committee and joined the Group Audit Committee as member on 1 October 2024. Appointed as Chair of the
Sustainability Working Group on 1 October 2024.
4Appointed as a member of the Sustainability Working Group on 1 October 2024. Includes fee of £430,000 (2023: £443,000) in relation to his role as Chair of
HSBC North America Holdings, Inc.
5Appointed as a member of the Group Audit Committee on 21 February 2024 and the Sustainability Working Group on 1 October 2024. Appointed as Senior
Independent Director on 3 May 2024.
6Stepped down as a member of the Technology Governance Working Group on 1 March 2024. Appointed as a member of the Group Technology Committee on
1 March 2024.
7Appointed as a member of the Group Technology Committee on 1 March 2024. Stepped down as a member of Group Risk Committee on 1 October 2024 and joined the Group Remuneration Committee on 1 October 2024.
8Stepped down as the Co-Chair of the Technology Governance Working Group Committee on 1 March 2024 and as the member of the Group Audit Committee on 1 October 2024. Appointed as the Chair of the Group Technology Committee on 1 March 2024 and as a member of the Group Risk Committee on 1 October
2024.
9Appointed as Chair of the Group Audit Committee on 21 February 2024. Appointed as member of the Group Technology Committee on 1 March 2024 and
Sustainability Working Group on 1 October 2024.
10Retired from the Board at the conclusion of the 2024 AGM on 3 May 2024.
11Appointed as member of the Group Technology Committee on 1 March 2024 and the Sustainability Working Group on 1 October 2024.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Ann Godbehere	15,000	15,000
Steven Guggenheimer	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Kalpana Morparia	15,000	15,000
Eileen Murray	15,000	75,000
Brendan Nelson	15,000	15,000
David Nish (retired on 3 May 2024)	15,000	50,000
Swee Lian Teo	15,000	15,200
Sir Mark Tucker	15,000	307,352

Compensation of Key Management Personnel
	2024	2023	2022
	$m	$m	$m
Short-term employee benefits	53	51	52
Post-employment benefits	1	1	1
Other long-term employee benefits	12	10	8
Share-based payments	29	29	26
Year ended 31 Dec	95	91	87

Disclosure of shareholdings, options and other securities of key management personnel

Shareholdings, options and other securities of Key Management Personnel
	2024	2023
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	20	32
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	17,455	20,409
Number of other HSBC securities held	228	228
At 31 Dec	17,703	20,669

Disclosure of transactions and balances during the year with associates and joint ventures

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2024		2023
	Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	$m	$m	$m	$m
Key Management Personnel
Advances and credits[1]	9	12	11	16
Deposits	78	191	60	130
1Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2024 with Directors and former Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $1.3m (2023: $2.6m).

Transactions and balances during the year with associates and joint ventures
	2024		2023
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	104	72	98	94
Unsubordinated amounts due from associates	8,097	5,011	7,907	5,910
Amounts due to associates	2,992	1,844	3,002	1,668
Amounts due to joint ventures	101	85	95	61
Fair value of derivative assets with associates	919	763	1,514	795
Fair value of derivative liabilities with associates	3,718	2,641	4,388	2,962
Guarantees and commitments	569	577	503	331

Transactions and balances during the year with subsidiaries
	2024		2023
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	9,342	2,548	8,396	7,029
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	66,030	61,286	60,309	59,879
Derivatives	3,391	3,054	4,010	3,344
Loans and advances to HSBC undertakings	37,677	37,677	28,213	27,354
Prepayments, accrued income and other assets	7,108	4,216	7,417	5,145
Investments in subsidiaries	160,805	152,337	167,542	159,478
Total related party assets at 31 Dec	284,353	261,118	275,887	262,229
Liabilities
Amounts owed to HSBC undertakings	231	231	179	168
Derivatives	7,944	5,340	9,309	6,090
Accruals, deferred income and other liabilities	399	194	505	341
Subordinated liabilities	1,202	—	927	913
Total related party liabilities at 31 Dec	9,776	5,765	10,920	7,512
Guarantees and commitments	7,440	7,327	7,723	7,723